Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
ACTIVE ETFs
THIRD QUARTER REPORT
December 31, 2024 (Unaudited)
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
.

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration High Yield ETF | 2024
Corporate Bonds   97.2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 2.0%
TransDigm , Inc.
4.625%, 01/15/29 75,000 70,240
4.875%, 05/01/29 34,000 31,999
5.500%, 11/15/27 50,000 49,209
6.375%, 03/01/29
(a)
200,000 200,620
6.750%, 08/15/28
(a)
150,000 151,467
Total 503,535
Airlines 2.6%
Air Canada
3.875%, 08/15/26
(a)
200,000 194,394
American Airlines, Inc.
8.500%, 05/15/29
(a)
125,000 131,111
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
62,500 62,353
5.750%, 04/20/29
(a)
75,000 74,426
United Airlines, Inc.
4.375%, 04/15/26
(a)
100,000 98,288
4.625%, 04/15/29
(a)
125,000 118,820
Total 679,392
Automotive 1.9%
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
125,000 127,241
IHO Verwaltungs GMBH
6.375%, 05/15/29
(a),(b)
131,000 125,953
ZF North America Capital, Inc.
4.750%, 04/29/25
(a)
90,000 89,603
6.875%, 04/14/28
(a)
150,000 150,324
Total 493,121
Brokerage/Asset Managers/Exchanges 1.0%
AG Issuer LLC
6.250%, 03/01/28
(a)
142,000 140,787
AG TTMT Escrow Issuer LLC
8.625%, 09/30/27
(a)
78,000 80,859
Aretec Group, Inc.
7.500%, 04/01/29
(a)
40,000 39,752
Total 261,398
Building Materials 3.8%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
75,000 68,305
4.000%, 01/15/28
(a)
75,000 71,830
Beacon Roofing Supply, Inc.
4.125%, 05/15/29
(a)
96,000 90,531
4.500%, 11/15/26
(a)
125,000 122,876
Interface, Inc.
5.500%, 12/01/28
(a)
91,000 89,187
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
181,000 175,158
Standard Industries, Inc.
4.750%, 01/15/28
(a)
100,000 95,884
5.000%, 02/15/27
(a)
151,000 147,703
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/29
(a)
75,000 75,299
White Cap Buyer LLC
6.875%, 10/15/28
(a)
50,000 49,393
Total 986,166
Cable and Satellite 5.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(a)
350,000 337,413
5.125%, 05/01/27
(a)
75,000 73,665
5.375%, 06/01/29
(a)
125,000 119,414
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DISH Network Corp.
11.750%, 11/15/27
(a)
165,000 174,512
Echostar Corp.
Series ., 10.750%, 11/30/29 145,844 156,854
Sirius XM Radio, Inc.
3.125%, 09/01/26
(a)
60,000 57,664
4.000%, 07/15/28
(a)
50,000 46,074
5.000%, 08/01/27
(a)
150,000 145,801
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
100,000 93,729
Ziggo Bond Co. BV
6.000%, 01/15/27
(a)
200,000 199,103
Total 1,404,229
Chemicals 3.8%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/27
(a)
75,000 73,346
Element Solutions, Inc.
3.875%, 09/01/28
(a)
100,000 94,831
HB Fuller Co.
4.250%, 10/15/28 75,000 70,187
INEOS Finance PLC
6.750%, 05/15/28
(a)
75,000 75,690
7.500%, 04/15/29
(a)
50,000 51,227
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
108,000 113,982
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 45,685
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
100,000 93,660
9.750%, 11/15/28
(a)
125,000 132,557
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 70,750
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
125,000 121,102
5.625%, 08/15/29
(a)
50,000 46,052
Total 989,069
Construction Machinery 2.2%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
150,000 137,360
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
175,000 172,495
6.625%, 06/15/29
(a)
75,000 75,914
Ritchie Bros Holdings, Inc.
6.750%, 03/15/28
(a)
175,000 178,799
Total 564,568
Consumer Cyclical Services 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
27,000 25,510
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
175,000 160,747
ASGN, Inc.
4.625%, 05/15/28
(a)
100,000 94,965
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
205,000 195,326
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
75,000 74,493
Total 551,041
Consumer Products 1.6%
Acushnet Co.
7.375%, 10/15/28
(a)
50,000 51,680

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2024 (Unaudited)
Columbia Short Duration High Yield ETF | 2024 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
92,000 90,567
Newell Brands, Inc.
5.700%, 04/01/26 47,000 46,985
6.375%, 09/15/27 75,000 75,622
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
100,000 97,541
Scotts Miracle- Gro Co. (The)
5.250%, 12/15/26 50,000 48,976
Total 411,371
Diversified Manufacturing 2.8%
Esab Corp.
6.250%, 04/15/29
(a)
50,000 50,640
Gates Corp.
6.875%, 07/01/29
(a)
98,000 99,715
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 47,192
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
75,000 67,916
TK Elevator Holdco GmbH
7.625%, 07/15/28
(a)
50,000 49,941
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
125,000 122,422
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
50,000 51,986
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
150,000 151,762
7.250%, 06/15/28
(a)
74,000 75,236
Total 716,810
Electric 5.7%
Atlantica Sustainable Infrastructure PLC
4.125%, 06/15/28
(a)
90,000 85,035
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
309,000 295,453
NextEra Energy Operating Partners LP
3.875%, 10/15/26
(a)
125,000 119,567
4.500%, 09/15/27
(a)
75,000 71,478
7.250%, 01/15/29
(a)
185,000 189,337
NRG Energy, Inc.
3.375%, 02/15/29
(a)
75,000 68,020
5.750%, 01/15/28 125,000 124,476
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
50,000 46,853
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
25,000 23,147
5.000%, 01/31/28
(a)
150,000 144,115
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
175,000 171,658
5.625%, 02/15/27
(a)
125,000 124,628
Total 1,463,767
Environmental 0.6%
Waste Pro USA, Inc.
5.500%, 02/15/26
(a)
150,000 149,818
Finance Companies 5.1%
GGAM Finance Ltd.
6.875%, 04/15/29
(a)
99,000 100,590
8.000%, 02/15/27
(a)
125,000 129,011
8.000%, 06/15/28
(a)
25,000 26,257
Navient Corp.
6.750%, 06/25/25 116,000 116,194
6.750%, 06/15/26 50,000 50,547
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
OneMain Finance Corp.
3.500%, 01/15/27 50,000 47,599
3.875%, 09/15/28 90,000 82,945
6.625%, 05/15/29 202,000 204,472
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
71,000 72,818
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
200,000 189,423
3.625%, 03/01/29
(a)
75,000 67,761
United Wholesale Mortgage LLC
5.500%, 11/15/25
(a)
25,000 24,881
5.500%, 04/15/29
(a)
26,000 24,968
5.750%, 06/15/27
(a)
150,000 148,154
UWM Holdings LLC
6.625%, 02/01/30
(a)
42,000 41,734
Total 1,327,354
Food and Beverage 1.8%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
126,000 123,847
Post Holdings, Inc.
5.500%, 12/15/29
(a)
50,000 48,388
Primo Water Holdings, Inc.
4.375%, 04/30/29
(a)
55,000 51,163
Triton Water Holdings, Inc.
6.250%, 04/01/29
(a)
90,000 89,299
US Foods, Inc.
4.750%, 02/15/29
(a)
50,000 47,934
6.875%, 09/15/28
(a)
100,000 102,231
Total 462,862
Foreign Government Obligations 1.1%
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
75,000 67,805
5.250%, 06/01/27
(a)
50,000 48,551
8.500%, 11/15/28
(a)
150,000 158,820
Total 275,176
Gaming 1.5%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
110,000 103,052
7.000%, 02/15/30
(a)
50,000 50,916
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
125,000 123,532
Light & Wonder International, Inc.
7.000%, 05/15/28
(a)
100,000 100,249
Total 377,749
Health Care 5.6%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
107,000 99,909
5.500%, 07/01/28
(a)
101,000 96,525
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
125,000 119,278
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 52,005
Charles River Laboratories International, Inc.
4.250%, 05/01/28
(a)
75,000 71,144
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
150,000 143,842
Encompass Health Corp.
4.500%, 02/01/28 25,000 24,107
5.750%, 09/15/25 14,000 13,969
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 98,708

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2024 (Unaudited)
4 Columbia Short Duration High Yield ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Medline Borrower LP
3.875%, 04/01/29
(a)
125,000 115,795
5.250%, 10/01/29
(a)
125,000 120,344
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
125,000 126,272
Teleflex, Inc.
4.625%, 11/15/27 25,000 24,244
Tenet Healthcare Corp.
4.625%, 06/15/28 50,000 47,890
5.125%, 11/01/27 175,000 171,601
6.125%, 10/01/28 125,000 124,840
Total 1,450,473
Home Construction 0.4%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
100,000 99,269
Independent Energy 3.7%
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
132,000 137,167
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 49,012
Expand Energy Corp.
5.375%, 02/01/29 50,000 49,232
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
110,000 104,945
6.250%, 11/01/28
(a)
150,000 145,458
Matador Resources Co.
6.875%, 04/15/28
(a)
155,000 157,116
Permian Resources Operating LLC
5.375%, 01/15/26
(a)
26,000 25,805
5.875%, 07/01/29
(a)
41,000 40,236
8.000%, 04/15/27
(a)
125,000 127,590
SM Energy Co.
6.750%, 08/01/29
(a)
125,000 123,754
Total 960,315
Leisure 8.0%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
125,000 118,467
Carnival Corp.
5.750%, 03/01/27
(a)
200,000 199,341
6.000%, 05/01/29
(a)
175,000 174,639
7.625%, 03/01/26
(a)
30,000 30,052
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.375%, 04/15/27 125,000 123,324
6.500%, 10/01/28 100,000 100,113
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
195,000 190,052
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
80,000 77,306
5.625%, 03/15/26
(a)
18,000 17,943
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
125,000 124,867
5.875%, 02/15/27
(a)
100,000 99,729
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26
(a)
100,000 98,168
5.500%, 04/01/28
(a)
100,000 99,295
5.500%, 08/31/26
(a)
100,000 99,909
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
275,000 272,022
Viking Cruises Ltd.
5.875%, 09/15/27
(a)
130,000 129,022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 02/15/29
(a)
100,000 100,358
Total 2,054,607
Lodging 0.7%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
5.000%, 06/01/29
(a)
50,000 46,992
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29
(a)
50,000 46,615
4.750%, 01/15/28 100,000 96,040
Total 189,647
Media and Entertainment 1.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
75,000 72,214
9.000%, 09/15/28
(a)
125,000 130,877
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
50,000 46,525
5.000%, 08/15/27
(a)
90,000 87,646
Univision Communications, Inc.
6.625%, 06/01/27
(a)
50,000 49,838
8.000%, 08/15/28
(a)
25,000 25,457
Total 412,557
Metals and Mining 2.5%
Constellium SE
3.750%, 04/15/29
(a)
75,000 67,890
5.625%, 06/15/28
(a)
125,000 122,090
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
209,000 206,063
6.125%, 04/01/29
(a)
50,000 50,119
Kaiser Aluminum Corp.
4.625%, 03/01/28
(a)
75,000 70,578
Novelis Corp.
3.250%, 11/15/26
(a)
50,000 47,677
4.750%, 01/30/30
(a)
75,000 69,538
Total 633,955
Midstream 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
50,000 48,638
5.750%, 01/15/28
(a)
50,000 49,580
5.750%, 03/01/27
(a)
100,000 99,433
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
150,000 155,137
DT Midstream, Inc.
4.125%, 06/15/29
(a)
50,000 46,783
EQM Midstream Partners LP
4.500%, 01/15/29
(a)
70,000 66,812
6.375%, 04/01/29
(a)
25,000 25,088
6.500%, 07/01/27
(a)
25,000 25,336
7.500%, 06/01/27
(a)
50,000 50,999
NuStar Logistics LP
5.625%, 04/28/27 50,000 49,710
5.750%, 10/01/25 75,000 74,949
6.000%, 06/01/26 25,000 25,016
Sunoco LP
7.000%, 05/01/29
(a)
104,000 106,725
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 25,000 24,927
7.000%, 09/15/28
(a)
99,000 101,225
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
75,000 68,916
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
125,000 130,023

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2024 (Unaudited)
Columbia Short Duration High Yield ETF | 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
9.500%, 02/01/29
(a)
100,000 110,511
Total 1,259,808
Oil Field Services 1.5%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
75,000 74,593
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
75,000 76,488
Nabors Industries, Inc.
7.375%, 05/15/27
(a)
75,000 74,939
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
50,000 51,005
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 09/01/27 100,000 100,346
Total 377,371
Other Industry 0.6%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
111,000 105,802
6.625%, 06/15/29
(a)
50,000 50,580
Total 156,382
Other REIT 2.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
125,000 120,541
4.750%, 06/15/29
(a)
50,000 47,177
5.250%, 10/01/25
(a)
100,000 99,865
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
5.875%, 10/01/28
(a)
195,000 190,925
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
100,000 102,561
Total 561,069
Packaging 2.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
75,000 67,179
4.000%, 09/01/29
(a)
60,000 51,552
6.000%, 06/15/27
(a)
125,000 123,996
Berry Global, Inc.
4.500%, 02/15/26
(a)
50,000 49,291
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,337
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 47,748
5.000%, 04/15/29
(a)
38,000 36,513
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
50,000 50,187
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
255,000 251,499
Total 728,302
Pharmaceuticals 0.2%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 46,988
Property & Casualty 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
50,000 47,678
6.750%, 10/15/27
(a)
100,000 99,173
6.750%, 04/15/28
(a)
199,000 199,173
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
125,000 125,553
AssuredPartners , Inc.
5.625%, 01/15/29
(a)
61,000 61,656
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
25,000 24,183
HUB International Ltd.
5.625%, 12/01/29
(a)
100,000 97,156
Total 654,572
Restaurants 1.3%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
213,000 203,810
6.125%, 06/15/29
(a)
125,000 125,443
Total 329,253
Retailers 2.5%
Asbury Automotive Group, Inc.
4.500%, 03/01/28 125,000 119,747
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,267
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
100,000 93,514
6.375%, 01/15/30
(a)
25,000 25,099
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
50,000 46,687
Lithia Motors, Inc.
3.875%, 06/01/29
(a)
25,000 22,851
4.625%, 12/15/27
(a)
75,000 72,527
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
125,000 117,923
7.750%, 02/15/29
(a)
100,000 96,638
Total 644,253
Technology 9.9%
Block, Inc.
2.750%, 06/01/26 50,000 48,157
Camelot Finance SA
4.500%, 11/01/26
(a)
150,000 145,909
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
66,000 66,939
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
96,000 94,990
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 46,618
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
275,000 269,886
9.000%, 09/30/29
(a)
50,000 50,782
Ellucian Holdings, Inc.
6.500%, 12/01/29
(a)
25,000 25,082
Entegris , Inc.
3.625%, 05/01/29
(a)
75,000 68,012
4.375%, 04/15/28
(a)
125,000 119,586
Gen Digital, Inc.
6.750%, 09/30/27
(a)
75,000 76,036
HealthEquity , Inc.
4.500%, 10/01/29
(a)
50,000 46,848
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.625%, 05/01/28
(a)
100,000 91,595
ION Trading Technologies Sarl
5.750%, 05/15/28
(a)
82,000 77,566
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
125,000 121,860
5.000%, 07/15/28
(a)
25,000 24,129
5.250%, 03/15/28
(a)
125,000 122,355
7.000%, 02/15/29
(a)
125,000 127,767
NCR Atleos Corp.
9.500%, 04/01/29
(a)
161,000 174,172

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2024 (Unaudited)
6 Columbia Short Duration High Yield ETF | 2024
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NCR Voyix Corp.
5.000%, 10/01/28
(a)
130,000 124,946
5.125%, 04/15/29
(a)
52,000 49,760
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
50,000 46,540
Open Text Corp.
3.875%, 02/15/28
(a)
75,000 70,436
Seagate HDD Cayman
4.750%, 01/01/25 51,000 51,000
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26
(a)
150,000 147,468
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
90,000 89,016
Synaptics , Inc.
4.000%, 06/15/29
(a)
30,000 27,321
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
167,000 151,396
Total 2,556,172
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
25,000 23,363
5.375%, 03/01/29
(a)
50,000 46,829
5.750%, 07/15/27
(a)
50,000 48,867
Total 119,059
Wirelines 0.8%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 99,634
Iliad Holding SASU
7.000%, 10/15/28
(a)
100,000 101,554
Total 201,188
Total Corporate Bonds
(Cost $25,281,334) 25,052,666
Money Market Funds 1.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.330%
(c)
354,003 354,003
Total Money Market Funds
(Cost $354,003) 354,003
Total Investments in Securities
(Cost $25,635,337) 25,406,669
Other Assets & Liabilities, Net 370,474
Net Assets 25,777,143
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $22,557,882, which represents 87.51% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) The rate shown is the seven-day current annualized yield at December 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia U.S. High Yield ETF | 2024 7
Corporate Bonds   98.4%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 3.3%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 50,683
Bombardier, Inc.
7.000%, 06/01/32
(a)
50,000 50,857
8.750%, 11/15/30
(a)
100,000 107,583
Spirit Aerosystems , Inc.
4.600%, 06/15/28 50,000 47,392
9.750%, 11/15/30
(a)
50,000 55,287
TransDigm , Inc.
4.625%, 01/15/29 50,000 46,827
6.375%, 03/01/29
(a)
200,000 200,620
6.625%, 03/01/32
(a)
100,000 100,912
6.750%, 08/15/28
(a)
100,000 100,978
6.875%, 12/15/30
(a)
75,000 76,310
Total 837,449
Airlines 1.5%
Allegiant Travel Co.
7.250%, 08/15/27
(a)
50,000 50,263
American Airlines, Inc.
8.500%, 05/15/29
(a)
50,000 52,444
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
25,000 24,941
5.750%, 04/20/29
(a)
100,000 99,235
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
50,000 53,182
United Airlines, Inc.
4.375%, 04/15/26
(a)
50,000 49,144
4.625%, 04/15/29
(a)
50,000 47,528
Total 376,737
Automotive 2.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 50,604
8.250%, 04/15/31
(a)
50,000 51,125
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
50,000 44,219
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
75,000 76,345
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
50,000 50,656
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 48,320
5.250%, 04/30/31 50,000 44,617
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
50,000 52,608
Phinia , Inc.
6.750%, 04/15/29
(a)
50,000 51,003
Tenneco, Inc.
8.000%, 11/17/28
(a)
50,000 46,512
Total 516,009
Banking 0.4%
Ally Financial, Inc.
6.700%, 02/14/33 50,000 50,444
Western Alliance Bancorp
3.000%, (3M U.S. T-Bill MMY +
2.250%), 06/15/31
(b)
50,000 47,356
Total 97,800
Brokerage/Asset Managers/Exchanges 1.2%
AG Issuer LLC
6.250%, 03/01/28
(a)
50,000 49,573
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Aretec Group, Inc.
10.000%, 08/15/30
(a)
50,000 54,539
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
50,000 44,966
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
50,000 47,410
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 52,270
Vfh Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
50,000 51,407
Total 300,165
Building Materials 2.3%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
50,000 44,166
6.375%, 03/01/34
(a)
50,000 49,387
Cornerstone Building Brands, Inc.
9.500%, 08/15/29
(a)
100,000 96,668
Eco Material Technologies, Inc.
7.875%, 01/31/27
(a)
50,000 50,825
Mohegan Tribal Gaming Authority
8.000%, 02/01/26
(a)
50,000 49,678
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
100,000 104,870
Standard Building Solutions, Inc.
6.500%, 08/15/32
(a)
50,000 50,136
Standard Industries, Inc.
4.375%, 07/15/30
(a)
100,000 91,180
Summit Materials LLC / Summit Materials Finance Corp.
7.250%, 01/15/31
(a)
50,000 53,036
Total 589,946
Cable and Satellite 6.0%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 41,756
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
200,000 174,211
4.250%, 01/15/34
(a)
150,000 121,700
4.500%, 08/15/30
(a)
100,000 89,751
4.500%, 05/01/32 150,000 129,169
4.750%, 03/01/30
(a)
100,000 91,313
5.000%, 02/01/28
(a)
100,000 96,404
5.125%, 05/01/27
(a)
100,000 98,221
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 49,198
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
100,000 97,294
DISH Network Corp.
11.750%, 11/15/27
(a)
155,000 163,936
Echostar Corp.
Series ., 10.750%, 11/30/29 73,491 79,039
Sirius XM Radio LLC
4.125%, 07/01/30
(a)
100,000 87,271
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
100,000 92,148
5.000%, 08/01/27
(a)
100,000 97,200
Viasat , Inc.
5.625%, 04/15/27
(a)
50,000 48,379
Total 1,556,990
Chemicals 2.7%
Chemours Co. (The)
4.625%, 11/15/29
(a)
50,000 43,485

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
8 Columbia U.S. High Yield ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Element Solutions, Inc.
3.875%, 09/01/28
(a)
100,000 94,831
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 45,685
Methanex Corp.
5.125%, 10/15/27 50,000 48,764
Olin Corp.
5.125%, 09/15/27 50,000 48,886
Olympus Water US Holding Corp.
9.750%, 11/15/28
(a)
100,000 106,046
Parkland Corp.
4.625%, 05/01/30
(a)
75,000 68,899
Scih Salt Holdings, Inc.
4.875%, 05/01/28
(a)
50,000 47,069
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
50,000 46,621
Tronox , Inc.
4.625%, 03/15/29
(a)
50,000 44,876
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 52,593
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
50,000 46,052
Total 693,807
Construction Machinery 1.4%
EquipmentShare.Com, Inc.
8.625%, 05/15/32
(a)
50,000 52,264
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
50,000 45,787
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
50,000 49,284
6.625%, 06/15/29
(a)
50,000 50,609
Ritchie Bros Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 52,285
United Rentals North America, Inc.
5.250%, 01/15/30 50,000 48,575
6.125%, 03/15/34
(a)
50,000 49,635
Total 348,439
Consumer Cyclical Services 3.6%
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
50,000 51,162
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/27
(a)
100,000 100,660
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
50,000 47,240
4.625%, 06/01/28
(a)
50,000 47,134
Arches Buyer, Inc.
6.125%, 12/01/28
(a)
50,000 44,620
Bcpe Empire Holdings, Inc.
7.625%, 05/01/27
(a)
50,000 49,690
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
50,000 47,836
Garda World Security Corp.
6.000%, 06/01/29
(a)
75,000 71,026
Geo Group, Inc. (The)
10.250%, 04/15/31 50,000 54,548
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 49,154
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
50,000 47,641
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
100,000 99,978
Service Corp. International
4.000%, 05/15/31 75,000 66,807
Staples, Inc.
10.750%, 09/01/29
(a)
100,000 98,460
Wash Multifamily Acquisition, Inc.
5.750%, 04/15/26
(a)
50,000 49,619
Total 925,575
Consumer Products 1.5%
Edgewell Personal Care Co.
5.500%, 06/01/28
(a)
50,000 48,934
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 69,603
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,415
6.625%, 09/15/29 100,000 101,799
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 46,873
Tempur Sealy International, Inc.
3.875%, 10/15/31
(a)
75,000 65,378
Total 383,002
Diversified Manufacturing 1.4%
Chart Industries, Inc.
7.500%, 01/01/30
(a)
50,000 51,999
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
100,000 100,123
Griffon Corp.
5.750%, 03/01/28 50,000 49,011
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
50,000 52,254
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 47,192
WESCO Distribution, Inc.
6.625%, 03/15/32
(a)
50,000 50,721
Total 351,300
Electric 3.0%
Calpine Corp.
4.625%, 02/01/29
(a)
100,000 94,313
5.125%, 03/15/28
(a)
50,000 48,488
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
50,000 43,512
Lightning Power LLC
7.250%, 08/15/32
(a)
50,000 51,462
NextEra Energy Operating Partners LP
7.250%, 01/15/29
(a)
100,000 102,344
NRG Energy, Inc.
3.375%, 02/15/29
(a)
50,000 45,347
3.625%, 02/15/31
(a)
50,000 43,675
5.750%, 07/15/29
(a)
50,000 49,068
PG&E Corp.
5.000%, 07/01/28 50,000 48,838
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
50,000 46,294
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
100,000 94,155
6.875%, 04/15/32
(a)
100,000 102,361
Total 769,857
Environmental 0.6%
GFL Environmental, Inc.
4.750%, 06/15/29
(a)
50,000 48,049

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
Columbia U.S. High Yield ETF | 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.750%, 01/15/31
(a)
50,000 51,389
Wrangler Holdco Corp.
6.625%, 04/01/32
(a)
50,000 50,888
Total 150,326
Finance Companies 4.2%
Firstcash , Inc.
5.625%, 01/01/30
(a)
50,000 48,199
Fortress Transportation And Infrastructure Investors LLC
7.000%, 06/15/32
(a)
50,000 51,017
7.875%, 12/01/30
(a)
50,000 52,588
Freedom Mortgage Corp.
12.000%, 10/01/28
(a)
100,000 108,483
12.250%, 10/01/30
(a)
50,000 55,338
Goeasy Ltd.
7.625%, 07/01/29
(a)
50,000 51,092
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30
(a)
100,000 93,311
Navient Corp.
4.875%, 03/15/28 50,000 47,646
9.375%, 07/25/30 50,000 53,541
Onemain Finance Corp.
5.375%, 11/15/29 100,000 96,262
OneMain Finance Corp.
3.500%, 01/15/27 50,000 47,599
3.875%, 09/15/28 50,000 46,080
7.875%, 03/15/30 50,000 52,164
Pennymac Financial Services, Inc.
7.875%, 12/15/29
(a)
100,000 104,773
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 43,561
4.000%, 10/15/33
(a)
50,000 41,625
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
50,000 48,016
5.750%, 06/15/27
(a)
50,000 49,385
Total 1,090,680
Food and Beverage 2.8%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
50,000 48,544
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 51,423
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 51,244
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 49,331
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 45,234
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
50,000 46,386
5.500%, 10/15/27
(a)
50,000 49,562
Post Holdings, Inc.
4.500%, 09/15/31
(a)
50,000 44,790
4.625%, 04/15/30
(a)
50,000 46,084
5.500%, 12/15/29
(a)
100,000 96,776
Primo Water Holdings, Inc.
4.375%, 04/30/29
(a)
50,000 46,512
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,
Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 46,228
United Natural Foods, Inc.
6.750%, 10/15/28
(a)
50,000 49,208
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
US Foods, Inc.
4.625%, 06/01/30
(a)
50,000 46,859
Total 718,181
Gaming 3.3%
Affinity Interactive
6.875%, 12/15/27
(a)
25,000 18,678
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 46,159
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
100,000 93,684
6.000%, 10/15/32
(a)
50,000 48,205
7.000%, 02/15/30
(a)
100,000 101,832
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
50,000 49,413
5.750%, 04/01/30
(a)
50,000 49,069
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
50,000 51,107
MGM Resorts International
4.750%, 10/15/28 50,000 47,854
5.500%, 04/15/27 50,000 49,634
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
50,000 47,148
Molina Healthcare, Inc.
3.875%, 11/15/30
(a)
75,000 66,733
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
50,000 47,919
Station Casinos LLC
4.625%, 12/01/31
(a)
50,000 44,731
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
50,000 49,404
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(a)
50,000 47,891
Total 859,461
Health Care 4.8%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 45,269
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 52,005
Chs /Community Health Systems, Inc.
4.750%, 02/15/31
(a)
50,000 38,842
CHS/Community Health Systems, Inc.
5.250%, 05/15/30
(a)
50,000 41,104
5.625%, 03/15/27
(a)
50,000 47,947
6.000%, 01/15/29
(a)
50,000 44,744
6.875%, 04/15/29
(a)
50,000 37,687
10.875%, 01/15/32
(a)
50,000 51,586
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 91,858
6.875%, 09/01/32
(a)
100,000 100,754
Encompass Health Corp.
4.750%, 02/01/30 50,000 47,455
Legacy LifePoint Health LLC
4.375%, 02/15/27
(a)
50,000 47,818
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
50,000 54,020
10.000%, 06/01/32
(a)
50,000 50,853
Medline Borrower LP
5.250%, 10/01/29
(a)
75,000 72,207
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
50,000 48,700

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
10 Columbia U.S. High Yield ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 51,936
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
50,000 51,010
Tenet Healthcare Corp.
5.125%, 11/01/27 70,000 68,640
6.125%, 10/01/28 100,000 99,872
6.125%, 06/15/30 50,000 49,693
6.750%, 05/15/31 50,000 50,516
Total 1,244,516
Healthcare Insurance 0.2%
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 43,964
Healthcare REIT 0.1%
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 50,000 35,889
Home Construction 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
50,000 45,331
Century Communities, Inc.
3.875%, 08/15/29
(a)
50,000 44,800
Mattamy Group Corp.
5.250%, 12/15/27
(a)
50,000 48,879
Total 139,010
Independent Energy 4.2%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
50,000 51,207
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
50,000 51,957
8.750%, 07/01/31
(a)
50,000 52,130
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 49,012
Crescent Energy Finance LLC
7.625%, 04/01/32
(a)
50,000 49,752
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/28
(a)
50,000 51,070
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 04/15/30
(a)
50,000 47,057
6.250%, 04/15/32
(a)
50,000 46,032
6.875%, 05/15/34
(a)
50,000 46,668
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
50,000 48,147
Matador Resources Co.
6.500%, 04/15/32
(a)
50,000 49,374
McAfee Corp.
6.750%, 03/01/29
(a)
50,000 48,792
Meg Energy Corp.
5.875%, 02/01/29
(a)
50,000 48,856
Northern Oil & Gas, Inc.
8.125%, 03/01/28
(a)
50,000 50,679
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
50,000 49,068
6.250%, 02/01/33
(a)
50,000 49,368
7.000%, 01/15/32
(a)
50,000 50,833
Range Resources Corp.
8.250%, 01/15/29 50,000 51,510
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
48,000 46,697
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 49,502
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 50,984
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 46,762
Total 1,085,457
Leisure 3.1%
Carnival Corp.
5.750%, 03/01/27
(a)
50,000 49,835
6.000%, 05/01/29
(a)
100,000 99,794
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
100,000 106,529
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
50,000 50,999
Life Time, Inc.
6.000%, 11/15/31
(a)
50,000 49,493
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
50,000 48,316
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
50,000 49,947
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 50,124
Royal Caribbean Cruises Ltd.
6.000%, 02/01/33
(a)
100,000 99,773
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc.
6.625%, 05/01/32
(a)
50,000 50,651
SIX Flags Entertainment Corp./de
7.250%, 05/15/31
(a)
50,000 51,058
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 53,727
VOC Escrow Ltd.
5.000%, 02/15/28
(a)
50,000 48,696
Total 808,942
Life Insurance 0.4%
Aph Somerset Investor 2 LLC / Aph2 Somerset Investor 2 LLC / Aph3
Somerset Inves
7.875%, 11/01/29
(a)
50,000 50,713
Global Atlantic Fin Co.
7.950%, (US 5 Year CMT T-Note +
3.608%), 10/15/54
(a),(b)
50,000 52,164
Total 102,877
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
50,000 43,404
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
50,000 50,162
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
4.875%, 07/01/31
(a)
50,000 44,711
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 46,656
Total 184,933
Media and Entertainment 3.5%
AMC Networks, Inc.
4.250%, 02/15/29 50,000 39,126
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
50,000 48,143
7.500%, 06/01/29
(a)
50,000 43,766
9.000%, 09/15/28
(a)
50,000 52,351
Gray Television, Inc.
10.500%, 07/15/29
(a)
50,000 50,064

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
Columbia U.S. High Yield ETF | 2024 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lamar Media Corp.
3.625%, 01/15/31 50,000 44,027
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 48,767
8.000%, 08/01/29
(a)
50,000 50,124
Nexstar Media, Inc.
5.625%, 07/15/27
(a)
100,000 97,465
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30
(a)
50,000 46,165
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
50,000 48,317
ROBLOX Corp.
3.875%, 05/01/30
(a)
50,000 45,065
TEGNA, Inc.
4.625%, 03/15/28 100,000 94,888
Univision Communications, Inc.
4.500%, 05/01/29
(a)
50,000 44,659
6.625%, 06/01/27
(a)
50,000 49,838
7.375%, 06/30/30
(a)
50,000 47,883
8.000%, 08/15/28
(a)
50,000 50,914
Total 901,562
Metals and Mining 1.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 51,672
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
50,000 55,863
Cleveland-Cliffs, Inc.
7.000%, 03/15/32
(a)
100,000 98,186
Compass Minerals International, Inc.
6.750%, 12/01/27
(a)
50,000 49,241
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
50,000 44,114
Novelis Corp.
4.750%, 01/30/30
(a)
100,000 92,718
Total 391,794
Midstream 6.7%
AmeriGas Partners LP / Amerigas Finance Corp.
5.750%, 05/20/27 50,000 46,424
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/27
(a)
50,000 49,716
6.625%, 02/01/32
(a)
50,000 50,386
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 51,377
Buckeye Partners LP
6.875%, 07/01/29
(a)
50,000 50,576
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
50,000 51,712
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
50,000 47,034
6.375%, 04/01/29
(a)
50,000 50,177
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/26
(a)
50,000 49,286
5.875%, 04/01/29
(a)
50,000 45,740
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 18,000 18,300
8.250%, 01/15/29 50,000 50,421
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 50,902
Hess Midstream Operations LP
4.250%, 02/15/30
(a)
50,000 46,165
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.125%, 06/15/28
(a)
50,000 48,651
Howard Midstream Energy Partners LLC
8.875%, 07/15/28
(a)
100,000 104,929
ITT Holdings LLC
6.500%, 08/01/29
(a)
50,000 45,730
Kinetik Holdings LP
6.625%, 12/15/28
(a)
50,000 51,081
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
50,000 48,113
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 50,676
8.375%, 02/15/32
(a)
50,000 50,379
Nustar Logistics LP
6.375%, 10/01/30 50,000 50,128
NuStar Logistics LP
6.000%, 06/01/26 50,000 50,032
Sunoco LP
7.000%, 05/01/29
(a)
50,000 51,310
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 46,302
7.000%, 09/15/28
(a)
50,000 51,124
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
50,000 48,125
6.000%, 12/31/30
(a)
50,000 47,390
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
100,000 104,018
9.500%, 02/01/29
(a)
100,000 110,511
9.875%, 02/01/32
(a)
100,000 109,883
Total 1,726,598
Oil Field Services 2.6%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 50,030
Enerflex Ltd.
9.000%, 10/15/27
(a)
46,000 47,960
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
50,000 46,434
9.125%, 01/31/30
(a)
60,000 60,970
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 50,487
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
50,000 51,005
Transocean, Inc.
8.500%, 05/15/31
(a)
50,000 49,031
8.750%, 02/15/30
(a)
42,500 43,850
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
50,000 50,862
Valaris Ltd.
8.375%, 04/30/30
(a)
50,000 50,548
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
100,000 104,281
Weatherford International Ltd.
8.625%, 04/30/30
(a)
50,000 51,674
Total 657,132
Other Financial Institutions 1.3%
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
50,000 52,818
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
50,000 46,140
5.375%, 08/01/28
(a)
50,000 48,574
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 30,000 29,770

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
12 Columbia U.S. High Yield ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
9.750%, 01/15/29 50,000 50,134
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 13,540
4.750%, 02/01/30 50,000 44,190
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
50,000 48,563
Total 333,729
Other Industry 0.8%
Arcosa , Inc.
6.875%, 08/15/32
(a)
50,000 50,816
Brand Industrial Services, Inc.
10.375%, 08/01/30
(a)
50,000 50,950
Hillenbrand, Inc.
6.250%, 02/15/29 50,000 50,021
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
50,000 50,580
Total 202,367
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(a)
50,000 47,177
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
4.875%, 05/15/29
(a)
50,000 47,028
Rhp Hotel Properties LP / Rhp Finance Corp.
6.500%, 04/01/32
(a)
100,000 100,468
Rlj Lodging Trust LP
4.000%, 09/15/29
(a)
50,000 45,244
Service Properties Trust
8.625%, 11/15/31
(a)
50,000 52,103
Starwood Property Trust, Inc.
7.250%, 04/01/29
(a)
100,000 102,511
XHR LP
4.875%, 06/01/29
(a)
50,000 47,159
Total 441,690
Packaging 1.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 44,786
4.000%, 09/01/29
(a)
50,000 42,960
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,337
8.750%, 04/15/30
(a)
50,000 50,662
Labl , Inc.
5.875%, 11/01/28
(a)
50,000 44,625
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
75,000 76,443
9.250%, 04/15/27
(a)
50,000 50,663
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
50,000 48,749
Pactiv Evergreen Group Issuer LLC /  Pactiv Evergreen Group Issuer, Inc.
4.375%, 10/15/28
(a)
50,000 49,969
Total 459,194
Paper 0.2%
Veritiv Operating Co.
10.500%, 11/30/30
(a)
50,000 53,885
Pharmaceuticals 1.8%
Bausch Health Cos., Inc.
4.875%, 06/01/28
(a)
100,000 80,177
5.750%, 08/15/27
(a)
25,000 21,757
11.000%, 09/30/28
(a)
25,000 23,744
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Elanco Animal Health, Inc.
6.650%, 08/28/28 50,000 50,853
ENDO Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 52,908
Grifols SA
4.750%, 10/15/28
(a)
100,000 91,940
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 46,988
5.125%, 04/30/31
(a)
50,000 44,959
7.875%, 05/15/34
(a)
50,000 51,068
Total 464,394
Property & Casualty 3.1%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 47,046
8.500%, 06/15/29
(a)
50,000 52,034
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 10/15/27
(a)
50,000 49,587
6.750%, 04/15/28
(a)
50,000 50,043
7.000%, 01/15/31
(a)
50,000 50,191
Amwins Group, Inc.
4.875%, 06/30/29
(a)
50,000 46,918
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
50,000 48,366
HUB International Ltd.
7.250%, 06/15/30
(a)
100,000 102,535
7.375%, 01/31/32
(a)
50,000 50,718
Jones Deslauriers Insurance Management, Inc.
10.500%, 12/15/30
(a)
50,000 53,974
Liberty Mutual Group, Inc.
4.125%, (US 5 Year CMT T-Note +
3.315%), 12/15/51
(a),(b)
50,000 47,508
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
100,000 100,983
Usi , Inc./NY
7.500%, 01/15/32
(a)
100,000 103,408
Total 803,311
Railroads 0.4%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 50,263
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
50,000 51,577
Total 101,840
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 49,074
Restaurants 1.3%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
100,000 89,435
6.125%, 06/15/29
(a)
50,000 50,177
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.750%, 01/15/30
(a)
100,000 92,203
Yum! Brands, Inc.
5.375%, 04/01/32 100,000 96,968
Total 328,783
Retail REIT 0.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
50,000 47,427
Retailers 4.6%
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
50,000 45,761

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
Columbia U.S. High Yield ETF | 2024 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bath & Body Works, Inc.
6.875%, 11/01/35 75,000 76,691
Carvana Co.
9.000%, 12/01/28
(a),(c)
42,971 45,874
13.000%, 06/01/30
(a),(c)
50,000 55,066
14.000%, 06/01/31
(a),(c)
50,000 59,958
Gap, Inc. (The)
3.875%, 10/01/31
(a)
50,000 43,162
Group 1 Automotive, Inc.
6.375%, 01/15/30
(a)
50,000 50,198
Hanesbrands, Inc.
9.000%, 02/15/31
(a)
50,000 53,309
Lcm Investments Holdings II LLC
8.250%, 08/01/31
(a)
50,000 51,820
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
50,000 45,370
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29
(a)
50,000 47,840
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 50,271
NCL Corp. Ltd.
8.125%, 01/15/29
(a)
50,000 52,669
Nordstrom, Inc.
5.000%, 01/15/44 50,000 37,359
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
50,000 47,169
7.750%, 02/15/29
(a)
50,000 48,319
Qvc , Inc.
4.750%, 02/15/27 50,000 45,600
Sonic Automotive, Inc.
4.875%, 11/15/31
(a)
50,000 44,810
Victoria's Secret & Co.
4.625%, 07/15/29
(a)
50,000 45,417
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 50,000 35,797
8.125%, 08/15/29 100,000 98,772
Wand Newco 3, Inc.
7.625%, 01/30/32
(a)
50,000 51,420
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
50,000 43,844
Total 1,176,496
Technology 8.4%
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
50,000 50,428
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
75,000 71,314
Block, Inc.
6.500%, 05/15/32
(a)
50,000 50,513
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 78,570
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 51,776
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
50,000 49,474
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
150,000 147,211
8.250%, 06/30/32
(a)
100,000 103,105
9.000%, 09/30/29
(a)
150,000 152,345
Conduent Business Services LLC / Conduent State & Local Solutions,
Inc.
6.000%, 11/01/29
(a)
50,000 47,566
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
50,000 50,939
Gen Digital, Inc.
6.750%, 09/30/27
(a)
50,000 50,691
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.750%, 05/01/29
(a)
50,000 51,215
Imola Merger Corp.
4.750%, 05/15/29
(a)
50,000 47,524
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
100,000 91,421
4.875%, 09/15/29
(a)
50,000 47,402
5.000%, 07/15/28
(a)
50,000 48,258
5.250%, 03/15/28
(a)
100,000 97,884
7.000%, 02/15/29
(a)
50,000 51,107
McAfee Corp.
7.375%, 02/15/30
(a)
50,000 48,666
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 54,091
NCR Voyix Corp.
5.125%, 04/15/29
(a)
15,000 14,354
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
75,000 69,810
Open Text Corp.
3.875%, 12/01/29
(a)
50,000 45,322
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 45,434
Sabre Glbl , Inc.
10.750%, 11/15/29
(a)
54,000 55,717
Seagate HDD Cayman
9.625%, 12/01/32 50,000 56,358
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 43,644
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 50,870
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
50,000 49,453
6.500%, 06/01/32
(a)
50,000 50,444
Twilio , Inc.
3.875%, 03/15/31 50,000 44,837
UKG, Inc.
6.875%, 02/01/31
(a)
100,000 101,473
Western Digital Corp.
4.750%, 02/15/26 50,000 49,500
Xerox Holdings Corp.
8.875%, 11/30/29
(a)
50,000 44,885
Total 2,163,601
Transportation Services 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
50,000 46,828
8.000%, 02/15/31
(a)
50,000 51,165
Rand Parent LLC
8.500%, 02/15/30
(a)
50,000 50,280
Total 148,273
Wirelines 2.5%
Consolidated Communications, Inc.
6.500%, 10/01/28
(a)
50,000 48,149
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
75,000 73,601
6.000%, 01/15/30
(a)
100,000 99,766
8.625%, 03/15/31
(a)
50,000 53,170

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2024 (Unaudited)
14 Columbia U.S. High Yield ETF | 2024
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Level 3 Financing, Inc.
10.500%, 04/15/29
(a)
50,000 55,703
10.750%, 12/15/30
(a)
50,000 56,046
11.000%, 11/15/29
(a)
100,000 112,563
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
100,000 106,596
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
50,000 46,087
Total 651,681
Total Corporate Bonds
(Cost $25,596,891) 25,314,143
Total Investments in Securities
(Cost $25,596,891) 25,314,143
Other Assets & Liabilities, Net 416,311
Net Assets 25,730,454
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $22,143,753, which represents 86.06% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT252_03_R01_(02/25)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.